PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	As of December 31,
	2017	2016
Original cost:
Buildings (including facility infrastructure)	$343,247	$333,696
Machinery and equipment	2,282,042	2,093,204
	$2,625,289	$2,426,900
Accumulated depreciation:
Buildings (including facility infrastructure)	$(215,515)	$(205,604)
Machinery and equipment	(1,774,650)	(1,604,610)
	$(1,990,165)	$(1,810,214)
	$635,124	$616,686

Schedule of Leased Property Under Capital Leases
The following is the composition of the leased equipment under capital lease agreements included under “Machinery and equipment“ above:

	As of December 31,
	2017	2016
Original cost - Machinery and equipment	$16,630	$--
Accumulated depreciation - Machinery and equipment	(306)	--
	$16,324	$--